Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Amortizable intangible assets:
Gross Carrying Value	$ 266,188	$ 266,188	$ 266,188
Accumulated Amortization	(110,719)	(105,131)	(82,893)
Net Carrying Value	155,469	161,057	183,295
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Value	360,068	360,068	360,068
Net Carrying Value	249,349	254,937	277,175
Trade names
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Value/Net Carrying Value	93,880	93,880	93,880
Customer relationships
Amortizable intangible assets:
Gross Carrying Value	249,245	249,245	249,245
Accumulated Amortization	(102,668)	(97,484)	(77,112)
Net Carrying Value	$ 146,577	$ 151,761	172,133
Customer relationships | Weighted Average
Amortizable intangible assets:
Weighted Average Useful Life (Years)	12 years	12 years
Other
Amortizable intangible assets:
Gross Carrying Value	$ 16,943	$ 16,943	16,943
Accumulated Amortization	(8,051)	(7,647)	(5,781)
Net Carrying Value	$ 8,892	$ 9,296	$ 11,162
Other | Weighted Average
Amortizable intangible assets:
Weighted Average Useful Life (Years)	7 years	7 years